BORROWINGS - Future maturities of short term borrowings and long term borrowings (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
BORROWINGS
2024	$ 8,397,222
2025	13,116,467
2026	423,567
Total borrowings	$ 21,937,256	$ 27,765,414